Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties	Transactions with Related Parties
A. The Managers

The Company enters from time to time into management agreements with the Managers for the provision of executive officers and management services to vessel-owning Subsidiaries. Pursuant to the management agreements, the vessel-owning Subsidiaries enter into separate ship management agreements with either one of the Managers under which chartering, operations, technical and accounting services are provided to the vessels. Pursuant to the management agreements, the Subsidiaries that have entered into agreements to acquire newbuild vessels are required to enter into supervision agreements with either one of the Managers. The Managers under these agreements receive fees (the “Fees”), comprised of ship management fees (the “Ship Management Fees”), supervision fees (the “Supervision Fees”) and sale and purchase commissions (the “Commissions”). The Managers are related parties that are controlled by Polys Hajioannou.

On May 29, 2018, following the expiration of the old management agreements, Safe Bulkers signed new management agreements with the Original Managers (the “Original Management Agreements”). The Original Management Agreements had an initial term of three years expiring on May 28, 2021 and could be extended for two additional terms of three years each. The fees provided by the Original Management Agreements were fixed until May 29, 2021 and could be adjusted for a subsequent term of three years each time on May 29, 2021 and May 29, 2024 upon mutual agreement with the Original Managers. On May 29, 2021, the Company and the Original Managers agreed to extend the term of the Original Management Agreements until May 29, 2024. On April 1, 2022, Safe Bulkers signed a new management agreement with the New Manager, and together with the Original Management Agreements the "Management Agreements", with the initial term expiring on May 29, 2024, which could be extended for one additional term of three years.

In accordance with the Management Agreements, the Managers receive:

•Ship Management Fees comprised of a daily ship management fee of €875 per vessel, payable monthly in arrears to the respective Manager and an annual ship management fee of €3,500,000 payable quarterly in arrears to only one of the Managers. For the three years period from May 29, 2018 to May 28, 2021 the annual ship management fee was €3,000,000.
•Supervision Fees of $550 with respect to each newbuild for the services rendered by one of the Managers under the supervision agreement of which 50% is payable upon the signing of the relevant supervision agreement, and 50% is payable upon successful completion of the sea trials of each newbuild.
•Commissions equal to 1.00% calculated on the price set forth in the memorandum of agreement or other sale and purchase newbuild contract, or any other vessel bought or sold by the Company, payable upon final delivery of such vessel to the relevant purchaser. No commissions are charged on sale and lease back transactions.

The Ship Management Fees are recorded in Management Fees to Related Parties within General and Administrative Expenses (refer to Note 17). The Commissions on purchase of newbuilds or second-hand vessels and the Supervision Fees are recorded initially in Advances for vessels (refer to Note 5). The Commissions on sale are recorded in Gain or Loss on sale of assets, as the case may be.
Amounts due from/to the Manager under the management agreements were $22 receivable and $58 payable as of December 31, 2022 and $14 receivable and $0 payable as of December 31, 2023.

The Fees charged by our Managers comprised the following:

	Year Ended December 31,
	2021	2022	2023
Ship Management Fees	$19,221	$17,723	$19,199
Supervision Fees	550	1,100	3,575
Commissions	1,689	1,870	2,157

B. Credit Facility
During 2022, Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou entered into a credit facility (refer to Note 8) with a financial institution for an amount up to $80,000 secured by the vessels owned by the respective subsidiaries. At the same time, all credit facilities with this financial institution were refinanced and cancelled, namely the revolving credit facility of the Company signed in 2019 for an original amount of $20,000 and increased to $30,000 in 2020, the Lofou credit facility signed in 2020 for an original amount up to $20,000 and increased to $25,000 in 2022, and the Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Petra credit facility signed in 2021 for an original amount of up to $70,000.
During 2023, Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou agreed with the same financial institution the extension of the tenor by six months, from June 2028 to December 2028, and a change in the margin of the existing credit facility entered into in 2022. One of the independent members of the board of directors of the Company currently serves as the Chief Executive Officer of this financial institution. All above transactions were evaluated and approved by the board of directors of the Company excluding that independent member of the board of directors of the Company.

C. Principal Executive Office Lease

The Company leases office space from a company controlled by Polys Hajioannou, at Apt. D11, Les Acanthes, 6, Avenue des Citronniers, MC98000 Monaco, where our principal executive office is established. The office space lease contract was for a period from February 2014 until February 2023 with an annual lease payment initially agreed in 2014 in the amount of EUR 63,000 equivalent to $67 as of December 31, 2022, adjusted annually based on the cost of construction as published in the National Institute of Statistics & Economic Studies of Monaco, plus expenses, and is recorded in “General and administrative expenses” in the Consolidated Statements of Income. In January 2023, the office space lease contract was renewed with an annual lease payment in the amount of EUR 86,400, equivalent to $95 as of December 31, 2023, adjusted annually based on the cost of construction as published in the National Institute of Statistics & Economic Studies of Monaco, plus expenses, and is recorded in “General and administrative expenses” in the Consolidated Statements of Income.

D. Bond issuance

In February 2022, Safe Bulkers Participations successfully completed a public offer in Greece of €100,000,000 of an unsecured bond (the “Bond”), that was admitted for trading on the Athens Exchange under the ticker symbol SBB1 (refer to Note 8). One of the independent members of the board of directors of the Company currently serves as the Chief Executive Officer of the financial institution that was the adviser and one of the lead underwriters in the public offer of the Bond. The transaction was evaluated and approved by the board of directors of the Company excluding that independent member of the board of directors of the Company.